Shareholders' Equity - Summarizes Table of All Shares of Common Stock Reserved for Issuance (Detail) shares in Millions	Jul. 01, 2016 shares
Stockholders Equity Note [Line Items]
Share of common stock reserve for issuance	66.3
Convertible Debt [Member]
Stockholders Equity Note [Line Items]
Share of common stock reserve for issuance	0.3
Outstanding Awards and Shares Available for Award [Member]
Stockholders Equity Note [Line Items]
Share of common stock reserve for issuance	56.6
ESPP [Member]
Stockholders Equity Note [Line Items]
Share of common stock reserve for issuance	9.4